Equity-Based Compensation - Summary of Transaction Pool Restricted Stock Units (Details) - Transaction Pool RSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance (in Shares) | shares	0
Granted (in Shares) | shares	6,987,274
Vested (in Shares) | shares	(1,107,279)
Forfeited (in Shares) | shares	(28,678)
Ending Balance (in Shares) | shares	5,851,317
Weighted Average Grant Date Fair Value, Beginning Balance (in Dollars per Share) | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Vested (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Forfeited (in Dollars per Share) | $ / shares	13.97
Weighted Average Grant Date Fair Value, Ending Balance (in Dollars per Share) | $ / shares	$ 13.97